Earnings Per Share (Notes)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share
Basic earnings per share is computed by dividing the applicable income amounts by the weighted-average number of common shares outstanding. Diluted earnings per share is computed by dividing the applicable income amounts by the sum of weighted-average number of shares of common shares outstanding and dilutive potential common shares.
For periods in which Caesars generated net losses, the weighted-average basic shares outstanding was used in calculating diluted loss per share because including diluted shares would be anti-dilutive to loss per share.
Basic and Dilutive Net Earnings Per Share Reconciliation

	Years Ended December 31,
(In millions, except per share data)	2016	2015	2014
Income/(loss) from continuing operations attributable to Caesars, net of income taxes	$(6,949)	$5,765	$(2,640)
Income/(loss) from discontinued operations attributable to Caesars, net of income taxes	3,380	155	(143)
Net income/(loss) attributable to Caesars	$(3,569)	$5,920	$(2,783)

Weighted average common share outstanding	146	145	142
Dilutive potential common shares: Stock options	—	2	—
Weighted average common shares and dilutive potential common shares	146	147	142

Basic earnings/(loss) per share from continuing operations	$(47.52)	$39.80	$(18.53)
Basic earnings/(loss) per share from discontinued operations	23.11	1.08	(1.00)
Basic earnings/(loss) per share	$(24.41)	$40.88	$(19.53)

Diluted earnings/(loss) per share from continuing operations	$(47.52)	$39.20	$(18.53)
Diluted earnings/(loss) per share from discontinued operations	23.11	1.06	(1.00)
Diluted earnings/(loss) per share	$(24.41)	$40.26	$(19.53)

Weighted-Average Number of Anti-Dilutive Shares Excluded from Calculation of EPS

	Years Ended December 31,
(In millions)	2016	2015	2014
Stock options	10	4	6
Restricted stock units and awards	9	1	2
Total anti-dilutive common shares	19	5	8